SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Sep. 30, 2025 HKD ($)
Credit Loss [Abstract]
Accounts receivable, at cost	$ 773,383	$ 6,063,321	$ 25,071,163
Less: allowance for expected credit losses
Accounts receivable, net	$ 773,383	$ 6,063,321	$ 25,071,163